Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Details) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of operating segments [line items]
Net interest income	$ 5,268		$ 5,097	$ 10,911	$ 10,495
Non-interest revenue	4,299		3,582	8,480	7,450
Total Revenue	9,567	$ 9,824	8,679	19,391	17,945
Total provision for credit losses	739	746	1,054	1,485	2,065
Depreciation and amortization	545		544	1,092	1,089
Non-interest expense	4,785		4,475	9,991	9,357
Income Before Provision for Income Taxes	3,498	3,325	2,606	6,823	5,434
Provision for (recovery of) income taxes	868	836	644	1,704	1,334
Net Income	2,630	2,489	1,962	5,119	4,100
Non-controlling interest in subsidiaries	4	(1)	2	3	6
Net income (loss) attributable to bank shareholders	2,626	$ 2,490	1,960	5,116	4,094
Average assets	1,524,176		1,503,683	1,518,160	1,512,746
Average earning assets	1,342,662		1,308,774	1,338,456	1,314,247
Provision for credit losses on impaired loans
Disclosure of operating segments [line items]
Total provision for credit losses	734		765	1,473	1,624
Provision for (recovery of) credit losses on performing loans
Disclosure of operating segments [line items]
Total provision for credit losses	5		289	12	441
Canadian P&C
Disclosure of operating segments [line items]
Net interest income	2,425		2,359	4,948	4,744
Non-interest revenue	672		594	1,407	1,252
Total Revenue	3,097		2,953	6,355	5,996
Total provision for credit losses	519		608	1,034	1,150
Depreciation and amortization	178		157	351	310
Non-interest expense	1,180		1,134	2,444	2,274
Income Before Provision for Income Taxes	1,220		1,054	2,526	2,262
Provision for (recovery of) income taxes	336		290	694	621
Net Income	884		764	1,832	1,641
Non-controlling interest in subsidiaries	0		0	0	0
Net income (loss) attributable to bank shareholders	884		764	1,832	1,641
Average assets	347,502		343,799	346,933	342,623
Average earning assets	345,907		341,885	345,378	340,584
Canadian P&C | Provision for credit losses on impaired loans
Disclosure of operating segments [line items]
Total provision for credit losses	477		476	974	967
Canadian P&C | Provision for (recovery of) credit losses on performing loans
Disclosure of operating segments [line items]
Total provision for credit losses	42		132	60	183
U.S. Banking
Disclosure of operating segments [line items]
Net interest income	2,217		2,240	4,484	4,562
Non-interest revenue	642		574	1,271	1,216
Total Revenue	2,859		2,814	5,755	5,778
Total provision for credit losses	184		339	403	753
Depreciation and amortization	222		256	452	508
Non-interest expense	1,445		1,458	2,949	2,958
Income Before Provision for Income Taxes	1,008		761	1,951	1,559
Provision for (recovery of) income taxes	218		160	419	323
Net Income	790		601	1,532	1,236
Non-controlling interest in subsidiaries	4		5	2	5
Net income (loss) attributable to bank shareholders	786		596	1,530	1,231
Average assets	244,279		261,552	244,240	263,649
Average earning assets	225,426		240,016	225,130	241,860
U.S. Banking | Provision for credit losses on impaired loans
Disclosure of operating segments [line items]
Total provision for credit losses	237		248	439	560
U.S. Banking | Provision for (recovery of) credit losses on performing loans
Disclosure of operating segments [line items]
Total provision for credit losses	(53)		91	(36)	193
Wealth Management
Disclosure of operating segments [line items]
Net interest income	301		251	591	489
Non-interest revenue	1,229		1,012	2,439	2,094
Total Revenue	1,530		1,263	3,030	2,583
Total provision for credit losses	7		3	5	3
Depreciation and amortization	67		52	130	107
Non-interest expense	901		782	1,868	1,610
Income Before Provision for Income Taxes	555		426	1,027	863
Provision for (recovery of) income taxes	127		106	247	215
Net Income	428		320	780	648
Non-controlling interest in subsidiaries	0		0	0	0
Net income (loss) attributable to bank shareholders	428		320	780	648
Average assets	57,484		53,082	56,813	52,812
Wealth Management | Provision for credit losses on impaired loans
Disclosure of operating segments [line items]
Total provision for credit losses	1		1	3	2
Wealth Management | Provision for (recovery of) credit losses on performing loans
Disclosure of operating segments [line items]
Total provision for credit losses	6		2	2	1
Capital Markets
Disclosure of operating segments [line items]
Net interest income	510		474	1,210	1,173
Non-interest revenue	1,604		1,305	3,116	2,679
Total Revenue	2,114		1,779	4,326	3,852
Total provision for credit losses	29		101	37	147
Depreciation and amortization	78		79	159	164
Non-interest expense	1,140		1,017	2,383	2,183
Income Before Provision for Income Taxes	867		582	1,747	1,358
Provision for (recovery of) income taxes	229		148	452	335
Net Income	638		434	1,295	1,023
Non-controlling interest in subsidiaries	0		0	0	0
Net income (loss) attributable to bank shareholders	638		434	1,295	1,023
Average assets	596,933		564,033	595,325	571,616
Capital Markets | Provision for credit losses on impaired loans
Disclosure of operating segments [line items]
Total provision for credit losses	15		28	44	63
Capital Markets | Provision for (recovery of) credit losses on performing loans
Disclosure of operating segments [line items]
Total provision for credit losses	14		73	(7)	84
Corporate Services
Disclosure of operating segments [line items]
Net interest income	(185)		(227)	(322)	(473)
Non-interest revenue	152		97	247	209
Total Revenue	(33)		(130)	(75)	(264)
Total provision for credit losses	0		3	6	12
Depreciation and amortization	0		0	0	0
Non-interest expense	119		84	347	332
Income Before Provision for Income Taxes	(152)		(217)	(428)	(608)
Provision for (recovery of) income taxes	(42)		(60)	(108)	(160)
Net Income	(110)		(157)	(320)	(448)
Non-controlling interest in subsidiaries	0		(3)	1	1
Net income (loss) attributable to bank shareholders	(110)		(154)	(321)	(449)
Average assets	277,978		281,217	274,849	282,046
Corporate Services | Provision for credit losses on impaired loans
Disclosure of operating segments [line items]
Total provision for credit losses	4		12	13	32
Corporate Services | Provision for (recovery of) credit losses on performing loans
Disclosure of operating segments [line items]
Total provision for credit losses	(4)		(9)	(7)	(20)
All Other Operating Segments
Disclosure of operating segments [line items]
Average earning assets	$ 771,329		$ 726,873	$ 767,948	$ 731,803